Other Financial Assets - Other financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Other Financial Assets
Security deposits		€ 2,096	€ 906	€ 189
Miscellaneous other non-current financial assets		16	12	11
Deposit	€ 50,000	50,000
Promissory notes		€ 676
Miscellaneous other current financial assets			€ 4	€ 20